NET INCOME PER SHARE	12 Months Ended
Sep. 30, 2017
NET INCOME PER SHARE
24.	NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2015	2016	2017
	US$	US$	US$
Numerator:
Net income	24,573	26,290	14,935
- allocated to ordinary share - basic	24,485	26,184	14,891
- allocated to nonvested restricted share - basic	88	106	44

Denominator:
Weighted average number of ordinary shares outstanding	142,720,838	136,497,929	131,432,211
Weighted average number of nonvested restricted share	512,833	555,489	400,644
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	534,319	1,412,526	1,370,400

Weighted average ordinary shares outstanding used in computing diluted net income per share	143,767,990	138,465,944	133,203,255

Basic net income per share	0.17	0.19	0.11

Basic net income per nonvested restricted share	0.17	0.19	0.11

Diluted net income per share	0.17	0.19	0.11

Diluted net income per nonvested restricted share	0.17	0.19	0.11